Property and Equipment (Tables)	12 Months Ended
Feb. 01, 2015
Property, Plant and Equipment [Abstract]
Property and Equipment

Property and equipment consist of the following:

	FEBRUARY 1, 2015	FEBRUARY 2, 2014
Buildings and building improvements	$14,305	$14,176
Leasehold improvements	379,468	330,641
Furniture, fixtures and equipment	150,280	117,194
Games	111,166	88,310
Construction in progress	32,989	33,111

Total cost	688,208	583,432
Accumulated depreciation	(252,160)	(195,339)

Property and equipment, net	$436,048	$388,093